Investments in Associates and Joint Ventures - Summary of Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	₩ 11,858,350	₩ 11,154,180
Non-current assets	25,300,991	22,508,365
Current liabilities	10,072,432	9,192,472
Non-current liabilities	10,519,748	8,918,640
Operating revenue	25,205,659	24,440,647	₩ 24,899,189
Profit (loss) for the year	1,459,395	746,256	695,868
Other comprehensive income(loss)	165,567	23,255	172,338
Total comprehensive income(loss)	1,624,962	769,511	₩ 868,206
Korea Information & Technology Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	117,172	107,652
Non-current assets	419,632	402,812
Operating revenue	58,791	54,473
Profit (loss) for the year	50,107	36,615
Other comprehensive income(loss)	(6,847)	9,647
Total comprehensive income(loss)	43,260	46,262
Dividends received from associates	5,640	9,241
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	24,163	32,379
Operating revenue	5,912	6,551
Profit (loss) for the year	3,184	4,179
Total comprehensive income(loss)	3,184	4,179
K Bank [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	13,263,658	4,255,620
Non-current assets	70,362	74,193
Current liabilities	11,594,316	3,752,838
Non-current liabilities	2,467	88,155
Operating revenue	287,775	80,301
Profit (loss) for the year	21,728	(105,374)
Other comprehensive income(loss)	(28,211)	(1,126)
Total comprehensive income(loss)	(6,483)	(106,500)
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	308,776	315,886
Non-current assets	120,221	125,619
Current liabilities	91,637	80,615
Non-current liabilities	57,899	59,324
Operating revenue	189,255	195,311
Profit (loss) for the year	(23,730)	(642)
Other comprehensive income(loss)	1,977	11,573
Total comprehensive income(loss)	(21,753)	₩ 10,931
KREALTYCR REITs No One [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	208,825
Operating revenue	425,363
Profit (loss) for the year	180,437
Total comprehensive income(loss)	180,437
Dividends received from associates	₩ 40,142